Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 22 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions that from September 30, 2025 up through March 20, 2026 which is the date that these unaudited interim condensed consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these unaudited interim condensed consolidated financial statements except below:

On November 28, 2025, the Company entered into a sales and purchase agreement to purchase a property at 23 Lok Yang Way #01-05 & #01-06 Lok Yang Connection Singapore 628638 at a purchase price of S$1,284,000 each from a third party. The construction of the property is expected to be completed by 2031.

On March 4, 2026, the Company adopted The Rectitude Holdings Ltd 2026 Equity Incentive Plan (the “2026 Equity Incentive Plan”) to motivate, attract and retain directors, consultants or key employees to exert their best efforts on behalf of the Company and link their personal interests to those of the Company’s shareholders. The 2026 Plan has a maximum number of 1,450,000 ordinary shares, of $0.0001 par value per share, of the Company available for issuance pursuant to all awards under the 2026 Equity Incentive Plan.